Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	87 Months Ended	106 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000209942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Media Mogul Fund - Class I
C000236314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Media Mogul Fund - Class A
Average Annual Return, Percent	10.37%	2.43%		0.76%
C000209943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class I
C000236315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class A
Average Annual Return, Percent	(9.56%)	2.80%	5.90%
Without Sales Load [Member] | C000209942
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%	3.84%		1.54%
Without Sales Load [Member] | C000236314
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%	3.65%		1.44%
Without Sales Load [Member] | C000209943
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.81%)	4.23%	6.91%
Without Sales Load [Member] | C000236315
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.04%)	4.03%	6.77%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%		15.41%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%		15.41%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	14.78%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	14.78%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.86%	14.08%		11.80%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.86%	14.08%		11.80%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	6.57%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%	8.51%	10.14%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%	6.57%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent	0.51%	8.51%	10.14%